Schedule Of segment performance (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Segment And Customer Reporting
Large format batteries	$ 42,970	$ 42,168
Other	1,645	1,891
Total of Large format batteries	$ 44,615	$ 44,059